Stockholders’ Equity (Details) - Schedule of assumptions warrants granted - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of assumptions warrants granted [Line Items]
Expected dividends	0.00%	0.00%
Expected life of warrant		5 years
Minimum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions warrants granted [Line Items]
Exercise price (in Dollars per share)	$ 4.5	$ 4.5
Expected volatility	232.10%	234.03%
Risk free interest rate	0.82%	0.21%
Expected life of warrant	5 years
Maximum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions warrants granted [Line Items]
Exercise price (in Dollars per share)	$ 5.4	$ 18
Expected volatility	237.14%	247.00%
Risk free interest rate	0.89%	1.63%
Expected life of warrant	5 years 6 months